EQUIPMENT - Disclosure of equipment (Details)	12 Months Ended
Nov. 30, 2019 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 0
Ending balance	12,464
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Additions	14,173
Foreign currency translation adjustment	8
Ending balance	14,181
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	1,719
Foreign currency translation adjustment	(2)
Ending balance	1,717
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	1,253
Computer [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Additions	1,720
Foreign currency translation adjustment	6
Ending balance	1,726
Computer [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	474
Foreign currency translation adjustment	(1)
Ending balance	473
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	11,211
Furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Additions	12,453
Foreign currency translation adjustment	2
Ending balance	12,455
Furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	1,245
Foreign currency translation adjustment	(1)
Ending balance	$ 1,244